Summary of Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents			$ 1,315,173	¥ 8,957,513	¥ 8,502,357
Restricted cash					1,347,795
Impairment of long-lived assets
Allowance for sales
Contract liabilities				63,000,107	69,314,154
Revenue recognized	398,418	2,481,345
Advertising and promotion cost	1,176,089	650,802
Shipping and handling costs	¥ 82,345	¥ 67,285
Segment Reporting, Expense Information Used by CODM, Description	The Company’s CODM has been identified as the chief executive officer of the Company who reviews financial information of operating segments based on U.S. GAAP. The CODM now reviews results analyzed by revenue streams.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Operating segment	1
Cryptocurrencies, non-current			$ 38,141,836	¥ 259,780,228	¥ 424,743,318
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rates			6.8109	6.8109